Note 21 - Gold Bullion Loans (Details Textual)				12 Months Ended
	Aug. 27, 2018 CAD ($) shares	Dec. 01, 2016 CAD ($) shares	Jun. 22, 2015 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($) $ / shares	Aug. 31, 2017 CAD ($)	Aug. 27, 2018 USD ($)	Jun. 08, 2018 $ / shares	Aug. 31, 2017 $ / shares
Statement Line Items [Line Items]
Equity issued, settlement of debt | shares		458,329
Issue of equity, settlement of debt		$ 288,747
Gain (loss) on settlement of debt						$ 54,876
Finance income (cost)				$ (549,213)		(347,418)
Interest accretion expense				819,060		725,696
Bottom of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares									$ 0.36
Top of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares									$ 0.38
Gold bullion loans [member]
Statement Line Items [Line Items]
Proceeds from loan			$ 1,530,000	1,310,660	$ 1,027,727	0
Borrowings, interest rate					8.00%
loan, exercise price per share | $ / shares								$ 0.26
Loans Settled	$ 324,475						$ 250,000
Equity issued, settlement of debt | shares	961,538
Issue of equity, settlement of debt	$ 605,769
Gain (loss) on settlement of debt	$ (281,294)
Finance income (cost)				(337,012)		(293,278)
Interest accretion expense				272,991		$ 449,460
Derivatives reclassified to share-based payments reserve				$ 5,051,000
Gold bullion loans [member] | Bottom of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares					$ 0.267
Gold bullion loans [member] | Top of range [member]
Statement Line Items [Line Items]
loan, exercise price per share | $ / shares					$ 0.3446